Summary of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014
Fiscal Period Number Of Weeks	52	53
Building [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	45 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	20 years